UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Cargile Fund

TICKER: CFNDX

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the Cargile Fund ("Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.cargilefund.com/literature. You can also request this information by contacting us at 1-888-204-1128.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Cargile Fund	$86	1.65%
+	Annualized.
Fund Statistics
Net Assets ($)	$11,836,770
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	51%

What did the Fund invest in?
Sectors (as % of net assets)

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.cargilefund.com/literature.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Cargile Fund

		Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
32,000	ProShares Ultra S&P500®	$ 1,853,440
8,976	Vanguard 500 Index Fund ETF +	5,629,119
Total for Exchange Traded Funds (Cost - $7,103,414)		7,482,559	63.22%

MONEY MARKET FUNDS
5,374,207	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.61% ++ *	5,374,207	45.40%
Total for Money Market Funds (Cost - $5,374,207)

	Total Investments (Cost - $12,477,621)	12,856,766	108.62%

	Liabilities in Excess of Other Assets	(1,019,996)	-8.62%

	Net Assets	$ 11,836,770	100.00%

+ Additional information, including current Prospectus and Annual Reports, is available at:
https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
++ Additional information, including current Prospectus and Annual Reports, is available at:
https://www.gsam.com/content/gsam/us/en/liquidity-solutions/fund-center/fund-finder/gs-financial-square-government-fund.html#activeTab=literature
* The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Cargile Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2025

Assets:
Investments at Fair Value	$ 12,856,766
(Cost - $12,477,621)
Receivables:
Dividends	20,064
Total Assets	12,876,830
Liabilities:
Payable for Shareholder Redemptions	1,021,847
Management Fees Payable	11,038
Service Fees Payable	7,175
Total Liabilities	1,040,060
Net Assets	$ 11,836,770

Net Assets Consist of:
Paid In Capital	$ 14,135,490
Total Distributable Earnings/(Accumulated Deficit)	(2,298,720)
Net Assets, for 1,203,531 Shares Outstanding	$ 11,836,770
(Unlimited shares authorized)
Net Asset Value, Offering and Redemption Price Per Share
($11,836,770/1,203,531 shares)	$ 9.84

Statement of Operations (Unaudited)
For the six month period ended December 31, 2025

Investment Income:
Dividends	$ 152,071
Total Investment Income	152,071
Expenses:
Management Fees (Note 4)	67,730
Service Fees (Note 4)	44,025
Net Expenses	111,755

Net Investment Income/(Loss)	40,316

Realized and Unrealized Gain/(Loss) on Investments
Realized Gain/(Loss) on Investments	1,089,471
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(161,091)
Net Realized and Unrealized Gain/(Loss) on Investments	928,380

Net Increase/(Decrease) in Net Assets from Operations	$ 968,696

The accompanying notes are an integral part of these financial statements.

Cargile Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2025	7/1/2024
	to	to
	12/31/2025	6/30/2025
From Operations:
Net Investment Income/(Loss)	$ 40,316	$ 173,056
Net Realized Gain/(Loss) on Investments	1,089,471	(548,607)
Change in Net Unrealized Appreciation/(Depreciation)	(161,091)	(505,726)
Increase/(Decrease) in Net Assets from Operations	968,696	(881,277)

From Distributions to Shareholders:	(133,331)	(214,211)

From Capital Share Transactions:
Proceeds From Sale of Shares	17,900	27,083
Shares Issued on Reinvestment of Dividends	133,331	214,211
Cost of Shares Redeemed	(2,784,890)	(5,380,650)
Net Increase/(Decrease) from Shareholder Activity	(2,633,659)	(5,139,356)

Net Increase/(Decrease) in Net Assets	(1,798,294)	(6,234,844)

Net Assets at Beginning of Period	13,635,064	19,869,908
Net Assets at End of Period	$ 11,836,770	$ 13,635,064

Share Transactions:
Issued	1,820	2,991
Reinvested	13,468	23,881
Redeemed	(284,271)	(604,178)
Net Increase/(Decrease) in Shares	(268,983)	(577,306)
Shares Outstanding Beginning of Period	1,472,514	2,049,820
Shares Outstanding End of Period	1,203,531	1,472,514

The accompanying notes are an integral part of these financial statements.

Cargile Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2025		7/1/2024	7/1/2023	7/1/2022	7/1/2021	7/1/2020
	to		to	to	to	to	to
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022	6/30/2021
Net Asset Value -
Beginning of Period	$ 9.26		$ 9.69	$ 8.91	$ 8.73	$ 10.10	$ 10.24
Net Investment Income/(Loss) (a) (e)	0.03		0.10	0.17	0.14	(0.08)	(0.08)
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	0.65		(0.40)	0.84	0.04	(1.29)	0.05
Total from Investment Operations	0.68		(0.30)	1.01	0.18	(1.37)	(0.03)

Distributions (From Net Investment Income)	(0.10)		(0.13)	(0.23)	-	-	-
Distributions (From Realized Capital Gains)	-		-	-	-	-	(0.11)
Total Distributions	(0.10)		(0.13)	(0.23)	-	-	(0.11)
Net Asset Value -
End of Period	$ 9.84		$ 9.26	$ 9.69	$ 8.91	$ 8.73	$ 10.10

Total Return (c)	7.37%	*	(3.06)%	11.54%	2.06%	(13.56)%	(0.22)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 11,837		$ 13,635	$ 19,870	$ 20,580	$ 24,898	$ 34,990

Before Reimbursement
Ratio of Expenses to Average Net Assets (d) (f)	1.65%	**	1.65%	1.65%	1.65%	1.58%	1.55%
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	0.60%	**	1.06%	1.72%	1.53%	(0.93)%	(0.78)%
After Reimbursement
Ratio of Expenses to Average Net Assets (d) (f)	1.65%	**	1.61%	1.55%	1.55%	1.52%	1.55%
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e) (f)	0.60%	**	1.10%	1.82%	1.63%	(0.86)%	(0.78)%
Portfolio Turnover Rate	50.80%	*	338.63%	519.37%	475.51%	308.66%	1,340.05%

* Not Annualized.
** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) From November 1, 2021 through October 31, 2024, the Adviser contractually agreed to waive a portion of its service fees.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
CARGILE FUND
December 31, 2025
(Unaudited)

1.) ORGANIZATION
Cargile Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 21, 2018. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2025, there were ten series authorized by the Trust. The Fund commenced operations on July 9, 2018. The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in exchange traded funds and/or cash and cash equivalents. The Investment Adviser to the Fund is Cargile Investment Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the significant accounting policies described in this section.

SEGMENT REPORTING:
The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for its day-to-day management. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and his role, the Chief Investment Officer at the Adviser is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION:
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION:
The net asset value (the "NAV") is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code ("IRC) that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2025, the Fund did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes ("Topic 740"): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of the Fund's continued compliance with the IRC requirements of regulated investment companies and the Fund's lack of direct exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

FUND OF FUND STRUCTURE:
The Fund invests in portfolios of exchange traded funds ("ETFs") (the "Underlying Funds"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Fund will not change. For further information on how the Fund values the Underlying Funds, see Note 3.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2025:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,482,559	$ -	$ -	$ 7,482,559
Money Market Funds	5,374,207	-	-	5,374,207
Total	$ 12,856,766	$ -	$ -	$ 12,856,766

The Fund did not hold any Level 3 assets during the six month period ended December 31, 2025. The Fund did not invest in derivative instruments during the six month period ended December 31, 2025.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser receives an investment management fee equal to 1.00% of the Fund’s average daily net assets.

For the six month period ended December 31, 2025, the Adviser earned management fees totaling $67,730. At December 31, 2025, the Fund owed $11,038 to the Adviser.

Additionally, the Fund has a Services Agreement with the Adviser (the “Services Agreement”). Under the Services Agreement the Adviser receives an additional fee of 0.65% of the Fund’s average daily net assets up to $25 million, 0.35% of the Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million for services provided under the agreement and is also obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Adviser supervises the Fund’s business affairs. The Adviser coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to the Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and such other actions with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties under the Services Agreement.

For the six month period ended December 31, 2025, the Adviser earned services fees of $44,025. At December 31, 2025, the Fund owed the Adviser services fees of $7,175.

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

For the six month period ended December 31, 2025, the Trustees who are not interested persons of the Fund, each received $1,000, for a total of $3,000. These fees were paid by the Adviser.

The Chief Compliance Officer (“CCO”) of the Fund was paid $2,110 in CCO fees for the six month period ended December 31, 2025, by the Adviser.

6.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,714,917 and $6,503,207, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab & Co. Inc., held for the benefit of its customers, in the aggregate, 73.05% of Fund shares. The Trust does not know whether the foregoing entity or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2025 was $12,477,621.

At December 31, 2025, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	Depreciation		Net Appreciation/(Depreciation)
$394,880	($15,735)		$379,145

The tax character of distributions was as follows:

	Six Months Ended		Fiscal Year Ended
	December 31, 2025		June 30, 2025
Ordinary Income	$ 133,331		$ 214,211
Long-Term Capital Gain	-		-
	$ 133,331		$ 214,211

As of December 31, 2025, there were no differences between book basis and tax basis unrealized appreciation.

9.) LEVERAGED ETF RISKS
The Fund may invest in leveraged Exchange Traded Funds (“ETFs”). The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

10.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the fegistrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 2/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 2/27/2026

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 2/27/2026